SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
SEGMENT INFORMATION

The Company operates in one business segment being the exploration of mineral property interests.

Geographic information is as follows:

	December 31, 2011	December 31, 2010

Identifiable assets
USA	$52,424,129	$51,790,144
Canada	18,345,690	23,603,838
Australia	1,993,279	4,778,311
Mongolia	1,781,099	1,027,622
Other	45,613	159,183
	$74,589,810	$81,359,098